Pioneer MAP* - High Income Municipal Fund
Schedule of Investments  |  November 30, 2023

Ticker Symbol: HIMUX
* Managed Account Portfolio

Schedule of Investments  |  11/30/23
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 100.0%
	Investment Company—100.0%
993(a)	Pioneer High Income Municipal Portfolio	$—	$(65)	$461	$9,561
	Total Investment Company (Cost $10,295)				$9,561

	TOTAL INVESTMENTS IN THE MASTER — 100.0% (Cost $10,295)				$9,561
	OTHER ASSETS AND LIABILITIES — 0.0%†				$1
	net assets — 100.0%				$9,562

(a)	Non-income producing security.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$9,561	$—	$—	$9,561
Total Investments in the Master	$9,561	$—	$—	$9,561
During the period ended November 30, 2023, there were no transfers in or out of Level 3.
1Pioneer MAP - High Income Municipal Fund |  | 11/30/23